Document and Entity Information	Nov. 03, 2022
Cover [Abstract]
Entity Registrant Name	MERRIMACK PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001274792
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-35409
Entity Tax Identification Number	04-3210530
Entity Address, Address Line One	One Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	720-8606
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	MACK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false